EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per common share

	Year ended December 31,
	2022	2021	2020
Numerator:
Net income attributable to ordinary shares – basic and diluted	$99,225	$38,706	$10,225

Denominator:
Number of ordinary shares outstanding during the year	44,871,149	34,397,134	26,687,145
Weighted average effect of dilutive securities:
Employee options and restricted share units	3,200,489	3,432,591	2,110,602

Diluted number of ordinary shares outstanding	48,071,638	37,829,725	28,797,747

Basic net earnings per ordinary share	$2.21	$1.13	$0.38

Diluted net earnings per ordinary share	$2.06	$1.02	$0.36

Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	456,696	1,035,307	3,178,024